Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Pemex Exploration and Production) (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net	$ (25,947,103)	$ 47,787,490	$ (66,084,491)	$ 64,128,110
Pemex Exploration and Production
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			(59,536,095)	21,547,474
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			(6,548,396)	40,823,408
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			0	1,474,790
MGAS
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net			$ 0	$ 282,438